Principal Variable Contracts Funds, Inc.
Supplement dated December 17, 2018
to the Prospectus dated May 1, 2018
(as supplemented on June 18, 2018, July 13, 2018, September 17, 2018, and October 9, 2018)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR BOND MARKET INDEX ACCOUNT
Effective on or about January 2, 2019, in the Management section, under Sub-Advisors, delete Mellon Corporation and replace with Mellon Investments Corporation.

SUMMARIES FOR THE ACCOUNTS LISTED BELOW
CORE PLUS BOND ACCOUNT
DIVERSIFIED INTERNATIONAL ACCOUNT
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
INTERNATIONAL EMERGING MARKETS ACCOUNT
LARGECAP GROWTH ACCOUNT I
PRINCIPAL LIFETIME 2020 ACCOUNT
PRINCIPAL LIFETIME 2030 ACCOUNT
PRINCIPAL LIFETIME 2040 ACCOUNT
PRINCIPAL LIFETIME 2050 ACCOUNT
SHORT-TERM INCOME ACCOUNT
On December 11, 2018, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved the forced conversion of this Account’s Class 2 shares into Class 1 shares. Following the close of business on June 14, 2019, Class 2 shares will automatically convert into Class 1 shares of the Account on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class 2 shares of the Account from this prospectus.

SUMMARY FOR INCOME ACCOUNT
On December 11, 2018, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the acquisition of the assets of the Income Account (the “Account”) by the Core Plus Bond Account (the “Proposed Merger”). March 29, 2019 shall be the record date for determination of the shareholders entitled to vote on the Proposed Merger at a Special Meeting of Shareholders of the Account tentatively scheduled for May 31, 2019. Additional information about the Proposed Merger will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of the Account in April 2019. The Proposed Merger, if approved by shareholders, is expected to occur on June 7, 2019. In preparation for the Proposed Merger, the Account may deviate from its stated investment objective and strategies.
On June 7, 2019, delete all references to the Income Account from the prospectus.

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SUMMARY FOR LARGECAP GROWTH ACCOUNT
On December 11, 2018, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the acquisition of the assets of the LargeCap Growth Account (the “Account”) by the LargeCap Growth Account I (the “Proposed Merger”). March 29, 2019 shall be the record date for determination of the shareholders entitled to vote on the Proposed Merger at a Special Meeting of Shareholders of the Account tentatively scheduled for May 31, 2019. Additional information about the Proposed Merger will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of the Account in April 2019. The Proposed Merger, if approved by shareholders, is expected to occur on June 7, 2019. In preparation for the Proposed Merger, the Account may deviate from its stated investment objective and strategies.
On June 7, 2019, delete all references to the LargeCap Growth Account from the prospectus.

SUMMARY FOR MULTI-ASSET INCOME ACCOUNT
On December 11, 2018, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the acquisition of the assets of the Multi-Asset Income Account (the “Account”) by the SAM Flexible Income Portfolio (the “Proposed Merger”). March 29, 2019 shall be the record date for determination of the shareholders entitled to vote on the Proposed Merger at a Special Meeting of Shareholders of the Account tentatively scheduled for May 31, 2019. Additional information about the Proposed Merger will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of the Account in April 2019. The Proposed Merger, if approved by shareholders, is expected to occur on June 7, 2019. In preparation for the Proposed Merger, the Account may deviate from its stated investment objective and strategies.
On June 7, 2019, delete all references to the Multi-Asset Income Account from the prospectus.

MANAGEMENT OF THE FUNDS
Effective on or about January 2, 2019, in The Sub-Advisors section, delete all references to Mellon Corporation and replace with Mellon Investments Corporation.

ADDITIONAL INFORMATION
Delete the fourth sentence in the first paragraph and replace with the following:
The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Variable Contracts Funds, P.O. Box 219971, Kansas City, MO 64121-9971.

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